Related Party Transactions Balances (Details) - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Accounts receivable	$ 161,340	$ 117,440
Accounts payable	20,237	13,954
Accrued merchant payable	504,385	366,062
Accrued expenses	$ 165,608	$ 158,754